SHAREHOLDERS' EQUITY AND SHARE-BASED COMPENSATION - Weighted Average Fair Value of Stock Options Granted and Total Intrinsic Value of Stock Options (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Weighted average fair value of stock options granted and total intrinsic value of stock options exercised
Grant date fair value of stock options that vested	$ 1,203	$ 2,730